1. Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Earnings Available to Common Shareholders
Basic earnings per common share									$ 9,177	$ 9,633	$ 9,388
Effect of dilutive securities: Restricted stock units and stock options									0	0	0
Diluted earnings per common share									$ 9,177	$ 9,633	$ 9,388
Common Shares
Basic earnings per common share (in shares)									5,477,245	5,559,235	5,615,666
Effect of dilutive securities: Restricted stock units (in shares)									70,734	47,954	26,326
Diluted earnings per common share (in shares)									5,547,979	5,607,189	5,641,992
Per Share Amount
Basic earnings per common share (in dollars per share)	$ 0.24	$ 0.45	$ 0.54	$ 0.45	$ 0.40	$ 0.45	$ 0.47	$ 0.41	$ 1.68	$ 1.73	$ 1.67
Diluted earnings per common share (in dollars per share)	$ 0.24	$ 0.44	$ 0.53	$ 0.44	$ 0.39	$ 0.45	$ 0.47	$ 0.41	$ 1.65	$ 1.72	$ 1.66